Annual Total Returns	Jan. 31, 2025
Prospectus #1 | Parametric Emerging Markets Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Parametric Emerging Markets Fund | Class A
Bar Chart Table:
2015	(16.64%)
2016	12.02%
2017	27.01%
2018	(14.02%)
2019	12.31%
2020	2.64%
2021	4.20%
2022	(11.31%)
2023	9.44%
2024	5.40%
Prospectus #1 | Parametric International Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #1 | Parametric International Equity Fund | Class A
Bar Chart Table:
2015	2.00%
2016	1.42%
2017	25.48%
2018	(11.51%)
2019	21.08%
2020	9.61%
2021	8.43%
2022	(15.85%)
2023	15.50%
2024	1.38%
Prospectus #2 | Parametric Volatility Risk Premium - Defensive Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Prospectus #2 | Parametric Volatility Risk Premium - Defensive Fund | Class I
Bar Chart Table:
2018	(3.08%)
2019	15.79%
2020	4.73%
2021	17.97%
2022	(8.65%)
2023	16.80%
2024	16.52%